Document and Entity Information	Aug. 20, 2015
Prospectus:
Document Type	497
Document Period End Date	Aug. 20, 2015
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Aug. 20, 2015
Document Effective Date	Aug. 20, 2015
Prospectus Date	Feb. 28, 2015
MFS® Equity Opportunities Fund | A
Prospectus:
Trading Symbol	SRFAX
MFS® Equity Opportunities Fund | B
Prospectus:
Trading Symbol	SRFBX
MFS® Equity Opportunities Fund | C
Prospectus:
Trading Symbol	SRFCX
MFS® Equity Opportunities Fund | R5
Prospectus:
Trading Symbol	SRFHX
MFS® Equity Opportunities Fund | R1
Prospectus:
Trading Symbol	SRFDX
MFS® Equity Opportunities Fund | R2
Prospectus:
Trading Symbol	SRFEX
MFS® Equity Opportunities Fund | R3
Prospectus:
Trading Symbol	SRFFX
MFS® Equity Opportunities Fund | R4
Prospectus:
Trading Symbol	SRFGX
MFS® Equity Opportunities Fund | I
Prospectus:
Trading Symbol	SRFIX